DEBT - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 158,616	$ 146,535
Transaction costs	(3,036)
Acquisition of Roxgold	31,711
Amortization of discount	1,883	2,081
Extinguishment of debt	603
Drawdowns		65,000
Payments	(32,288)	(55,000)
Ending Balance	157,489	158,616
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	119,850	109,430
Transaction costs	(3,036)
Acquisition of Roxgold	31,711
Amortization of discount	242	420
Extinguishment of debt	603
Drawdowns		65,000
Payments	(32,288)	(55,000)
Ending Balance	117,082	119,850
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	38,766	37,105
Amortization of discount	1,641	1,661
Ending Balance	$ 40,407	$ 38,766